Related party transactions (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Related party transactions
Expected credit loss in loans receivable	$ 28,475	$ 0
Andrey Fadeev
Related party transactions
Key shareholders ownership percentage	20.30%
Boris Gertsovsky
Related party transactions
Key shareholders ownership percentage	20.30%
Dmitrii Bukhman
Related party transactions
Key shareholders ownership percentage	18.90%
Igor Bukhman
Related party transactions
Key shareholders ownership percentage	18.90%